Investments	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Investments
4.
INVESTMENTS

(a) Short-term investments

As of December 31, 2022, and 2023, short-term investments included time deposits, and wealth management products in commercial banks of RMB156,182 and RMB1,023 (US$144), respectively.

For the years ended December 31, 2021, 2022 and 2023, the Group recognized interest income from its short-term investments of RMB12,687, RMB23,088 and RMB6,668 (US$939), respectively.

For the years ended December 31, 2021, 2022 and 2023 the Group recognized a credit loss on short-term investments of RMB715, reversed RMB714 and RMB548 (US$77) in “other expense” in the consolidated comprehensive loss, respectively.

(b) Long-term investments

The Group’s long-term investments include equity investments accounted for using the measurement alternative, equity investments with readily determinable fair value, equity investments accounted for using equity method, equity method investment accounted for using fair value option and available-for-sale debt securities.

Equity investments accounted for using the measurement alternative

In accordance with ASC 321, the Group elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. As of December 31, 2022 and 2023, the carrying amount of the Group’s equity investments accounted for using the alternative measurement was RMB1,141,207 and RMB539,433 (US$75,978), including RMB1,257,876 and RMB697,633 (US$98,260) accumulated impairment, and RMB331,566 and RMB193,668 (US$27,278) accumulated upward adjustment, respectively. During the years ended December 31, 2022 and 2023, certain equity investments were remeasured based on observable price changes in orderly transactions for an identical or similar investment of the same issuer, the aggregate carrying amount of these investments was RMB106,662 and RMB16,090 (US$2,266) as of December 31, 2022 and 2023, respectively.

Total unrealized and realized gains and losses of equity securities without readily determinable fair values for the years ended December 31, 2021, 2022 and 2023 were as follows:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	82,504	33,346	501	71
Gross unrealized losses (impairment)	(351,380)	(287,005)	(168,759)	(23,769)
Net unrealized losses on equity securities held	(268,876)	(253,659)	(168,258)	(23,698)
Net realized gains on equity securities sold	67,105	32,536	6,117	862
Total net losses recognized in other income, net	(201,771)	(221,123)	(162,141)	(22,836)

In 2023, the Group: i) acquired equity interests in one equity investee for a total consideration of RMB6,000 (US$845). ii) acquired control stake of Beijing OrionStar and derecognized the previous held equity interest in Beijing OrionStar as disclosed in Note 3.

In 2022, the Group: i) acquired equity interests in three equity investees for a total consideration of RMB59,581. ii) disposed certain equity interest in equity investees and recognized a disposal gain of RMB32,536 in “Other income”.

In 2021, the Group: i) acquired equity interests in two equity investees for a total consideration of RMB7,000. ii) disposed certain equity interest in equity investees and recognized a disposal gain of RMB67,105 in “Other income”.

The Group received dividends from investees of RMB2,558, nil and RMB5,598 (US$788) which were recorded in “Other income” in the consolidated comprehensive loss for the years ended December 31, 2021, 2022 and 2023, respectively.

Equity investments with readily determinable fair value

The Group purchased equity interest of a company listed on the HK Stock Exchange in 2019 and disposed all the equity interest of the Company in 2021. Realized gains were RMB767 and nil and nil, which were recorded in “Other income” in the consolidated comprehensive loss for years ended December 31, 2021, 2022 and 2023, respectively.

Investment accounted for using fair value option

The Group owned 49.6% equity interest of Live.me on a fully dilutive basis and the Group elected to account the equity investment in Live.me under the fair value option model. In January 2023, Live.me modified its share capital by dividing ordinary shares into Class A ordinary shares and Class B ordinary shares with different voting rights, The Group’s voting rights of Live.me thus were diluted to be 17.25% and the Group lost significant influence in Live.Me. In December 2023, the preferred shares held by the Group was reclassified and accounted for as available-for-sale debt securities since the Group has a put option to request Live.me to redeem the Group’s related equity interests at the Group's option. The Group continues to measure Live.me’s equity interest under fair value option model. The fair value of the equity interest held by the Group was RMB370,162 and RMB43,333 (USD$6,103) as of December 31, 2022 and 2023, respectively. For the years ended December 2021, 2022 and 2023, the Group recorded unrealized gain of RMB6,537, unrealized losses of RMB25,601 and RMB334,921 (USD$47,173) for equity investment accounted for using fair value option in “Other income” and “Other expense” in the consolidated comprehensive loss, respectively.

Equity investments accounted for using equity method

The carrying amount of the Company’s equity method investments were RMB238,591 and RMB242,997 (US$34,225) as of December 31, 2022 and 2023, respectively.

In 2023, the Group acquired certain equity method investments with total costs of RMB23,454 (US$3,303), and during which RMB17,707 (US$2,494) was in cash consideration and another was acquired through business combination as set out in Note 3.

In 2022, the Group acquired an equity method investment with total consideration of RMB10,000.

In 2021, the Group acquired an equity method investment with total consideration of RMB2,500.

The Group recorded its share of income of RMB60,992, share of loss of RMB12,143 and RMB 2,564 (US$361) from equity investments accounted for using equity method for the years ended December 31, 2021, 2022 and 2023, respectively. For the years ended December 31, 2021, 2022 and 2023, nil and nil and RMB5,339 (US$752) impairment losses were recorded for the equity investments accounted for using equity method.

None of equity method investments, including the equity method investment that the Group elects to account for using the fair value option, was considered individually material for the years ended December 31, 2021, 2022 and 2023. The Group summarized the unaudited condensed financial information of the Group’s equity method investments as a group below in accordance with Rule 4-08 of Regulation S-X:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Balance sheet data:
Current assets	463,921	514,186	72,422
Non-current assets	1,404,594	1,298,749	182,925
Current liabilities	173,776	89,210	12,565
Non-current liabilities	13,249	5,843	823
Redeemable preferred shares	1,059,852	—	—

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Operating data:
Revenues	925,020	755,532	156,948	22,106
Gross profit	407,487	285,140	19,206	2,705
Operating income (loss)	459,079	(10,022)	(64,535)	(9,090)
Net income (loss)	464,352	(8,133)	(60,929)	(8,582)

Available-for-sale debt securities

Available-for-sale debt securities in long-term investments primarily represent investments in preferred shares that are redeemable at the Group’s option, which are measured at fair value.

In 2021, the Group sold part of equity interest of an investment previously accounted for using the measurement alternative and the remaining equity interest held was reclassified and accounted for as available-for-sale debt securities since the Group has a put option to require the equity investee to redeem the Group’s equity interest at the Group’s option. The Group remeasured the fair value of the investment upon the reclassification with a remeasurement loss of RMB42,883 recorded in “Other expense” in the consolidated comprehensive loss. In 2023, preferred shares held by the Group of an investment previously accounted for using the measurement alternative was reclassified and accounted for as available-for-sale debt securities since the preferred shares are redeemable at the Group’s option. The Group remeasured the fair value of the investment upon the reclassification with a remeasurement loss of RMB25,808 (US$3,635) recorded in “Other expense” in the consolidated comprehensive loss.

As of December 31, 2022, and 2023, long-term available-for-sale debt securities other than the investment in preferred shares of Live.me that classified as available-for-sale debt securities accounted for under fair value option model were RMB42,371 and RMB111,697 (US$15,732), respectively.

For the years ended December 31, 2021, 2022 and 2023, the Group recognized fair value loss on long-term available-for-sale debt securities of nil, RMB8,270 and RMB43,494 (US$6,126) respectively in other comprehensive loss.